Income Taxes (Details) $ in Thousands, ¥ in Millions, $ in Millions				12 Months Ended
	Oct. 01, 2021	Mar. 21, 2018 USD ($)	Mar. 21, 2018 HKD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2026 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)
Income Taxes [Line Items]
Profit tax percentage				16.50%	16.50%	16.50%	16.50%
Profits tax				$ (486)		$ 38	$ (161)
Income tax rate				23.90%	23.90%	26.10%	14.10%
Statutory tax rate						47.00%	(0.40%)
Valuation allowance (in Dollars)				$ 1,352		$ 995	$ 792	$ 469
Uncertain tax positions (in Dollars)
Interest and penalties (in Dollars)
Relevant year of assessment term				6 years	6 years
End of the relevant assessment year term				10 years	10 years
Tax liability (in Yuan Renminbi) | ¥					¥ 0.1
Hong Kong [Member]
Income Taxes [Line Items]
Profit tax percentage				16.50%	16.50%	16.50%	16.50%
Net operating losses carryforward (in Dollars)				$ 7,273
PRC [Member]
Income Taxes [Line Items]
Preferential tax treatments				25.00%
Assessable profit before tax percent				20.00%
Net operating losses carryforward (in Dollars)				$ 794
Description of limitations				In PRC, according to PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or withholding agent. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined (but an underpayment of tax liability exceeding RMB0.1 million is specifically listed as a special circumstance). In the case of a related party transaction, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion.	In PRC, according to PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or withholding agent. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined (but an underpayment of tax liability exceeding RMB0.1 million is specifically listed as a special circumstance). In the case of a related party transaction, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion.
Germany [Member]
Income Taxes [Line Items]
Statutory tax rate				29.83%	29.83%
Corporate tax rate percent				15.00%
Solidarity Surcharge Percent				5.50%
Trade tax rate percent				14.00%
Description of limitations				In German, the statutory limitation period for the issue or correction of assessments is four years from the end of the year in which the return was filed. If no return was filed, the period runs from the end of the third year following the end of the year of assessment. The four-year period is extended to five in cases of taxpayer negligence and to ten in the event of evasion. The statutory limitation period for the collection of tax debts is five years from the end of the year in which payment became due.	In German, the statutory limitation period for the issue or correction of assessments is four years from the end of the year in which the return was filed. If no return was filed, the period runs from the end of the third year following the end of the year of assessment. The four-year period is extended to five in cases of taxpayer negligence and to ten in the event of evasion. The statutory limitation period for the collection of tax debts is five years from the end of the year in which payment became due.
Kayser Myanmar [Member]
Income Taxes [Line Items]
Income tax rate	22.00%
Myanmar [Member]
Income Taxes [Line Items]
Net operating losses carryforward (in Dollars)				$ 310
Description of limitations				In Myanmar, the statute of limitation to raise an assessment is three years after the financial year-end. It does not apply in cases of fraudulent default.	In Myanmar, the statute of limitation to raise an assessment is three years after the financial year-end. It does not apply in cases of fraudulent default.
Nissin PRC [Member]
Income Taxes [Line Items]
Preferential income tax rate				25.00%	25.00%
Assessable profit (in Yuan Renminbi) | ¥					¥ 3.0
Bill 2017 (the “Bill”) [Member]
Income Taxes [Line Items]
Profits tax		$ 257	$ 2
Income tax rate		16.50%	16.50%
Bill 2017 (the “Bill”) [Member] | Hong Kong [Member]
Income Taxes [Line Items]
Income tax rate		8.25%	8.25%
Bill 2017 (the “Bill”) [Member] | Hong Kong [Member]
Income Taxes [Line Items]
Income tax rate		16.50%	16.50%
Maximum [Member] | Bill 2017 (the “Bill”) [Member]
Income Taxes [Line Items]
Profits tax			$ 2
Income tax rate		16.50%	16.50%